NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of short term notes payable

Notes payable consisted of the following:

	Interest		September 30,	December 31,
Description	Rate	Maturity	2016	2015

YP Holdings LLC	12%	December 31, 2015	112,328	103,320
Strategic IR	10%	March 28, 2017	50,000	-
Gaston Pereira	6%	March 15, 2017	10,000	-

Total notes payable			$172,328	$103,320

QPAGOS Corporation - Parent Company [Member]
Schedule of short term notes payable

Notes payable consisted of the following as of December 31, 2015 and 2014, respectively:

Description	Interest Rate	Maturity	December 31, 2015	December 31, 2014

Panatrade Business Ltd	5%	February 3, 2019	$-	$916,500

Huppay Global Corp	5%	12 June 2019	-	596,543

Newvello Limited	5%	July 18, 2019	-	400,000

Satellite Development	11%	March 31, 2015	-	211,379

Clive Kabatznik	12%	December 31, 2014, extended by lender	-	25,000

Strategic IR, Inc.	12%	December 31, 2014, Extended by lender	-	75,000

Joseph W & Patricia G Family Trust	12%	December 31, 2014, extended by lender	-	100,000

Alberto Pereira Bunster	12%	June 30, 2015, extended by lender	-	-

Dimitri Kurganov	5%	April 1, 2016	-	-

Alex Pereira	12%	June 30, 2015	-	-

Delinvest Commercial Limited	5%	May 11, 2015	-	-

Evgeny Simonov	12%	February 3, 2019	-	-

Igor Moiseev	5%	July 18, 2019	-	-

Irina Galikhanova	5%	February 3, 2019	-	-

Olga Akhmetova	5%	February 3, 2019	-	-

YP Holdings LLC	12%	December 31, 2015	103,320	-

Total notes payable			$103,320	$2,324,422